MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002

DEAR SHAREHOLDER:

This annual report to shareholders of Morgan Stanley Diversified Income Trust covers the 12-month period ended October 31, 2002. The period included relatively pronounced shifts in market participants' expectations for the U.S. economy, resulting in shifts in market sentiment. Non-U.S. markets experienced similar, but relatively muted, swings.

DOMESTIC FIXED-INCOME MARKET OVERVIEW
In the wake of the September 11, 2001, terrorist attacks, pessimism about the economy was acute. U.S. Treasury yields were at their lowest levels in decades. We believe these levels were consistent with the federal funds rate averaging roughly 3 percent for the next five years. We did not find this degree of pessimism consistent with the likelihood for an eventual return to more-normal economic activity and therefore set the interest-rate sensitivity for the U.S. government and mortgage portion of the Fund at about one year less than that of a benchmark U.S. government/mortgage market index.

The Fund's relatively low interest-rate sensitivity afforded some protection to its principal's value as interest rates rose through March 2002. This was consistent with an increasing market perception that the economy would return to a more-normal growth rate of about 3 percent. By early January, data appeared to confirm that economic activity was accelerating. This environment was favorable for the Fund's higher-coupon mortgage investments because it resulted in lower prepayment rates. As rates rose to levels more consistent with renewed economic growth, the Fund's interest-rate sensitivity was brought back toward that of the U.S government/mortgage benchmark.

By early April, however, the cumulative effects of accounting and corporate-governance scandals had shaken investor confidence, roiling the economy and the nongovernment-security markets. The resulting flight to quality and additional easing of monetary policy created a fresh impetus toward lower Treasury yields. Although mortgage securities lagged somewhat, the overall effect on the performance of the Fund was positive.

By the end of the period, yields had again dropped to levels inconsistent with an eventual return to normal economic activity. The U.S. government and mortgage portion of the Fund's interest-rate sensitivity was therefore reduced to lessen the effect on the Fund's holdings of a potential rising-interest-rate environment.

GLOBAL BOND MARKET OVERVIEW
The shifts affecting the United States have been a global phenomenon. However, while non-U.S. interest rates had fallen along with domestic rates before the review period, the extent of non-U.S. declines was less extreme. As a result, both the increases in non-U.S. rates through March 2002 and the subsequent

MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

declines through the end of the review period were more muted. On balance, benchmark European government yields were little changed over the 12-month review period. The German government's five-year yield increased by about four basis points, to 3.78 percent, while the U.S. government's five-year yield fell by about 75 basis points, to 1.67 percent.

The value of the U.S. dollar also followed the pattern of the national economic data. The dollar strengthened at the beginning of the period as evidence suggested that there was reason to expect improvement in the economy. Then, as corporate-governance issues undermined investor confidence and the economy softened, the dollar fell. During the 12-month period, the euro and the Australian dollar both rose by almost 10 percent. Most other major currencies posted more modest gains.

HIGH-YIELD MARKET OVERVIEW
The high-yield market also followed the pattern of the U.S. Treasury market, showing significant improvement during the first part of the review period, then deteriorating in the wake of the accounting scandals. In retrospect, the high-yield market held up remarkably well during the initial flurry of reports about corporate malfeasance. Despite the Enron and Global Crossing revelations and initial indications of problems at WorldCom, Tyco and others, the market performed well through the first half of the review period.

As the number of corporate revelations mounted, confidence eroded, particularly after the first report of a $3.8 billion fraud at WorldCom and subsequent revelations raising the reported fraud there to about $7 billion. In the context of a litany of problems during the last four years, the combination of reduced investor confidence, a weakening economy undercutting corporate outlooks and limited liquidity sapped the market.

PERFORMANCE AND PORTFOLIO STRATEGY
For the 12-month period ended October 31, 2002, Morgan Stanley Diversified Income Trust's Class A, B, C and D shares posted total returns of 4.25 percent,
3.73 percent, 3.74 percent and 4.61 percent, respectively, compared to 5.91 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index. The performance of the Fund's four share classes varies because each has different expenses. The total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark can be attributed to the poor performance of its high-yield component. The Fund's U.S.
government/mortgage and global bond components - bolstered by the decline in U.S. government and mortgage bond yields and increases in the values of non-U.S. currencies - contributed positively to performance.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 CONTINUED

LOOKING AHEAD
With respect to the high-yield portion of the Fund's portfolio, we believe that current prices in the high-yield market represent good value. Recent monetary and fiscal policy initiatives and renewed capital spending will, in our opinion, lead to a more normal economic and market environment.

In our view, economic growth will remain subdued for the immediate future, with inflation staying at acceptable levels. This could be relatively advantageous for U.S. government agency mortgage-backed securities, which are a significant portion of the Fund's government/mortgage component, and for corporate and non-U.S. government securities, which constitute a significant part of the global portion. We also believe that there is scope for further gains in nondollar currencies.

We appreciate your ongoing support of Morgan Stanley Diversified Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO


ANNUAL HOUSEHOLDING NOTICE
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FUND PERFORMANCE o OCTOBER 31, 2002

                                  [LINE CHART]

                  Date               Total           Lehman
            October 31, 1992        $10,000         $10,000
            October 31, 1993        $11,000         $10,994
            October 31, 1994        $10,924         $10,781
            October 31, 1995        $12,100         $12,134
            October 31, 1996        $13,248         $12,839
            October 31, 1997        $14,103         $13,800
            October 31, 1998        $14,413         $15,058
            October 31, 1999        $14,109         $15,207
            October 31, 2000        $13,087         $16,180
            October 31, 2001        $12,384         $18,496
            October 31, 2002        $12,846(3)      $19,590

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                    CLASS A SHARES*
--------------------------------------------------------
1 Year                         4.25 %(1)    (0.18)%(2)
5 Years                       (1.24)%(1)    (2.10)%(2)
Since Inception (7/28/97)     (0.67)%(1)    (1.49)%(2)


                    CLASS B SHARES**
---------------------------------------------------------
1 Year                         3.73 %(1)    (1.15)%(2)
5 Years                       (1.85)%(1)    (2.12)%(2)
10 Years                       2.54 %(1)     2.54 %(2)


                    CLASS C SHARES+
---------------------------------------------------------
1 Year                         3.74 %(1)     2.76 %(2)
5 Years                       (1.84)%(1)    (1.84)%(2)
Since Inception (7/28/97)     (1.29)%(1)    (1.29)%(2)


                    CLASS D SHARES++
---------------------------------------------------------
1 Year                         4.61 %(1)
5 Years                       (0.96)%(1)
Since Inception (7/28/97)     (0.41)%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on October 31, 2002.
(4) The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *  The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++  Class D has no sales charge.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002

   PRINCIPAL
   AMOUNT IN                                                            COUPON       MATURITY
   THOUSANDS                                                             RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------
                GOVERNMENT & CORPORATE BONDS (80.3%)
                FOREIGN (39.2%)
                AUSTRIA (3.5%)
                Government Obligation (3.5%)
  EUR   14,500  Austrian Government Bond (b) ......................        3.40%     10/20/04    $ 14,377,880
                                                                                                 ------------
                AUSTRALIA (0.0%)
                Cable/Satellite TV (0.0%)
 $      12,468  Australis Holdings Property Ltd. (a) (c) ..........       15.00      11/01/02               0
            90  Australis Media Ltd. (a) (c) ......................       15.75      05/15/03               0
         4,700  Australis Media Ltd. (Units)[+/+] (a) (c) .........       15.75      05/15/03               0
                                                                                                 ------------
                                                                                                            0
                                                                                                 ------------
                Other Metals/Minerals (0.0%)
           495  Murrin Murrin Holdings Property Ltd. (c) ..........       9.375      08/31/07         106,425
                                                                                                 ------------
                TOTAL AUSTRALIA .............................................................         106,425
                                                                                                 ------------
                BELGIUM (1.2%)
                Government Obligations
  EUR    4,250  Belgium (Kingdom of) ..............................        8.50      10/01/07       5,035,516
                                                                                                 ------------
                BERMUDA (0.1%)
                Personnel Services (0.1%)
           425  Adecco Financial Services .........................        6.00      03/15/06         431,250
                                                                                                 ------------
                Specialty Telecommunications (0.0%)
 $         245  Global Crossing Holdings, Ltd. (a) (c) ............        9.50      11/15/09           3,675
         1,935  Global Crossing Holdings, Ltd. (a) (c) ............        8.70      08/01/07          29,025
                                                                                                 ------------
                                                                                                       32,700
                                                                                                 ------------
                TOTAL BERMUDA ...............................................................         463,950
                                                                                                 ------------
                CANADA (5.3%)
                Airlines (0.1%)
           570  Air Canada Corp. ..................................       10.25      03/15/11         324,900
                                                                                                 ------------
                Chemical Specialty (0.1%)
           380  Acetex Corp. ......................................       10.875     08/01/09         399,000
                                                                                                 ------------
                Commercial Printing/Forms (0.1%)
           100  Quebecor Media Inc. ...............................       13.75++    07/15/11          37,500
           285  Quebecor Media Inc. ...............................       11.125     07/15/11         200,925
                                                                                                 ------------
                                                                                                      238,425
                                                                                                 ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

   PRINCIPAL
   AMOUNT IN                                                                  COUPON       MATURITY
   THOUSANDS                                                                   RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
                Consumer/Business Services (0.1%)
 $         627  MDC Communication Corp. .................................       10.50%     12/01/06    $    554,895
                                                                                                       ------------
                Electronics/Appliances (0.0%)
        12,061  International Semi-Tech Microelectronics, Inc. (a) (c) ..       11.50      08/15/03               0
                                                                                                       ------------
                Government Obligations (4.2%)
  CAD   20,900  Canada Government Bond (b) ..............................        5.50      06/01/09      14,058,658
         4,550  Canada Government Bond (b) ..............................        7.25      06/01/07       3,293,141
                                                                                                       ------------
                                                                                                         17,351,799
                                                                                                       ------------
                Forest Products (0.1%)
 $         600  Tembec Industries Inc. ..................................        8.50      02/01/11         610,500
                                                                                                       ------------
                Movies/Entertainment (0.1%)
           545  Alliance Atlantis Communications, Inc. ..................       13.00      12/15/09         566,800
                                                                                                       ------------
                Oil Refining/Marketing (0.1%)
           530  Husky Oil Ltd. ..........................................        8.90      08/15/28         583,152
                                                                                                       ------------
                Publishing: Newspapers (0.1%)
           598  Hollinger Participation - 144A* .........................       12.125+    11/15/10         514,677
                                                                                                       ------------
                Pulp & Paper (0.2%)
           240  Abitibi-Consolidated Inc. ...............................        8.55      08/01/10         248,128
           105  Abitibi-Consolidated Inc. ...............................        8.85      08/01/30         100,251
           540  Norske Skog Canada Ltd. .................................        8.625     06/15/11         530,550
                                                                                                       ------------
                                                                                                            878,929
                                                                                                       ------------
                Specialty Telecommunications (0.0%)
         3,520  GT Group Telecom Inc. (a) (e) ...........................       13.25++    02/01/10             352
         1,300  Worldwide Fiber Inc. (c) ................................       12.00      08/01/09             130
                                                                                                       ------------
                                                                                                                482
                                                                                                       ------------
                TOTAL CANADA ......................................................................      22,023,559
                                                                                                       ------------
                DENMARK (2.5%)
                Cable/Satellite TV (0.0%)
         1,380  Callahan-Nordrhein Westfalen (a) (c) ....................       14.00      07/15/10          41,400
                                                                                                       ------------
                Finance/Rental/Leasing (1.6%)
  DKK   23,549  Realkredit Denmark (b) ..................................        6.00      10/01/29       3,144,745
        28,341  Unikredit Realkredit (b) ................................        5.00      10/01/29       3,597,960
                                                                                                       ------------
                                                                                                          6,742,705
                                                                                                       ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

   PRINCIPAL
   AMOUNT IN                                               COUPON      MATURITY
   THOUSANDS                                                RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------
                Government Obligation (0.9%)
  DKK   25,000  Denmark (Kingdom of) ................... 6.00%         11/15/09    $  3,619,668
                                                                                   ------------
                TOTAL DENMARK .................................................      10,403,773
                                                                                   ------------
                FINLAND (1.4%)
                Government Obligation
  GBP    3,500  Finland (Republic of) (b) .............. 8.00          04/07/03       5,560,987
                                                                                   ------------
                FRANCE (5.3%)
                Government Obligations (5.1%)
  EUR    1,310  France (Republic of) ................... 8.50          10/25/19       1,801,780
        13,300  France (Republic of) (b) ............... 6.50          04/25/11      14,989,638
         3,990  France (Republic of) (b) ............... 5.25          04/25/08       4,183,807
                                                                                   ------------
                                                                                     20,975,225
                                                                                   ------------
                Major Telecommunications (0.2%)
  GBP      540  France Telecom ......................... 7.25          11/10/20         786,336
                                                                                   ------------
                TOTAL FRANCE ..................................................      21,761,561
                                                                                   ------------
                GERMANY (5.2%)
                Government Obligations
  EUR       45  Deutscheland Republic .................. 4.50          07/04/09          45,414
        19,040  Deutscheland Republic .................. 6.25          01/04/24      21,600,811
                                                                                   ------------
                                                                                     21,646,225
                                                                                   ------------
                GREECE (2.1%)
                Government Obligations
         3,225  Greece (Republic of) (b) ............... 5.95          03/24/05       3,395,676
         4,842  Hellenic Republic (b) .................. 6.30          01/29/09       5,272,450
                                                                                   ------------
                                                                                      8,668,126
                                                                                   ------------
                IRELAND (0.1%)
                Investment Managers (0.1%)
 $         500  MDP Acquisition PLC - 144A* ............ 9.625         10/01/12         512,500
                                                                                   ------------
                LUXEMBOURG (0.2%)
                Chemicals: Specialty (0.1%)
  EUR      650  Sygenta Lux Finance .................... 5.50          07/10/06         666,272
                                                                                   ------------
                Industrial Conglomerates (0.1%)
 $         290  Tyco International Group S.A. .......... 6.75          02/15/11         246,500
                                                                                   ------------
                TOTAL LUXEMBOURG ..............................................         912,772
                                                                                   ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

   PRINCIPAL
   AMOUNT IN                                                          COUPON     MATURITY
   THOUSANDS                                                           RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------------
                MEXICO (0.3%)
                Government Obligations (0.3%)
 $         610  United Mexican States Corp. ........................  8.375%     01/14/11    $    657,275
           220  United Mexican States Corp. ........................  8.30       08/15/31         218,350
           260  United Mexican States Corp. ........................  8.00       09/24/22         253,500
                                                                                             ------------
                TOTAL MEXICO ............................................................       1,129,125
                                                                                             ------------
                NETHERLANDS (5.6%)
                Government Obligation (5.1%)
  EUR   20,000  Netherlands (Kingdom of) (b) .......................  7.25       10/01/04      21,276,229
                                                                                             ------------
                Other Transportation (0.2%)
           650  Fixed Link Holding Finance .........................  5.75       02/02/09         669,545
                                                                                             ------------
                Telecommunications (0.2%)
           900  Olivetti Finance N.V. ..............................  7.25       04/24/12         908,997
                                                                                             ------------
                TOTAL NETHERLANDS .......................................................      22,854,771
                                                                                             ------------
                NEW ZEALAND (0.5%)
  NZD    4,425  New Zealand Government .............................  6.00       11/15/11       2,117,017
                                                                                             ------------
                QATAR (0.1%)
                Gas Distributors
 $         305  Ras Laffan Liquid Natural Gas Co. - 144A* ..........  8.294      03/15/14         330,163
                                                                                             ------------
                SWEDEN (2.6%)
                Government Obligation (2.5%)
  SEK   91,875  Swedish Government Bond ............................  5.00       01/15/04      10,129,414
                                                                                             ------------
                Miscellaneous Commercial Services (0.1%)
  EUR      600  Securitas AB .......................................  6.125      03/14/08         619,221
                                                                                             ------------
                TOTAL SWEDEN ............................................................      10,748,635
                                                                                             ------------
                UNITED KINGDOM (3.2%)
                Advertising/Marketing Services (0.1%)
           950  WPP Group PLC ......................................  6.00       06/18/08         886,462
                                                                                             ------------
                Aerospace & Defense (0.1%)
           275  Rolls-Royce PLC ....................................  6.375      06/14/07         273,250
                                                                                             ------------
                Cable/Satellite TV (0.2%)
 $         480  British Sky Broadcasting Group PLC .................  6.875      02/23/09         474,000
           280  British Sky Broadcasting Group PLC .................  8.20       07/15/09         294,000
           645  Ono Finance PLC .................................... 14.00       02/15/11         141,900
                                                                                             ------------
                                                                                                  909,900
                                                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

   PRINCIPAL
   AMOUNT IN                                                              COUPON        MATURITY
   THOUSANDS                                                               RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------------
                Cellular Telephone (0.0%)
 $       2,000  Dolphin Telecom PLC (a) (e) ........................    11.50++%        06/01/08    $          0
         3,500  Dolphin Telecom PLC (a) (e) ........................    14.00++         05/15/09               0
                                                                                                    ------------
                                                                                                               0
                                                                                                    ------------
                Chemicals: Specialty (0.0%)
           130  Avecia Group PLC ...................................    11.00           07/01/09         109,200
                                                                                                    ------------
                Financial Conglomerates (0.2%)
  GBP      500  Union Bank of Switzerland London ...................     8.00           01/08/07         873,980
                                                                                                    ------------
                Government Obligation (1.9%)
         2,750  U.K. Treasury ......................................     5.00           06/07/04       4,387,301
         2,005  U.K. Treasury ......................................     5.75           12/07/09       3,380,849
                                                                                                    ------------
                                                                                                       7,768,150
                                                                                                    ------------
                Major Telecommuniciation (0.0%)
 $         905  Telewest Communications PLC ........................     9.875          02/01/10         104,075
                                                                                                    ------------
                Miscellaneous Manufacturing (0.1%)
  EUR      450  FKI PLC ............................................     6.625          02/22/10         346,805
                                                                                                    ------------
                Real Estate Development (0.3%)
           800  Hammerson PLC ......................................     6.25           06/20/08         810,796
                                                                                                    ------------
                Specialty Telecommunications (0.0%)
 $       3,600  Esprit Telecom Group PLC (c) .......................    10.875          06/15/08               0
         1,200  Esprit Telecom Group PLC (c) .......................    11.50           12/15/07               0
                                                                                                    ------------
                                                                                                               0
                                                                                                    ------------
                Tobacco (0.3%)
  EUR      475  BAT International Finance PLC ......................     4.875          02/25/09         450,030
           700  Imperial Tobacco Finance PLC .......................     6.375          09/27/06         723,563
                                                                                                    ------------
                                                                                                       1,173,593
                                                                                                    ------------
                TOTAL UNITED KINGDOM ...........................................................      13,256,211
                                                                                                    ------------
                TOTAL FOREIGN (COST $187,092,616)...............................................     161,909,196
                                                                                                    ------------
                UNITED STATES (41.1%)
                CORPORATE BONDS (14.9%)
                Advertising/Marketing Services (0.1%)
 $         415  Interep National Radio Sales, Inc. (Series B) ......    10.00           07/01/08         340,819
                                                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

   PRINCIPAL
   AMOUNT IN                                                              COUPON       MATURITY
   THOUSANDS                                                               RATE          DATE          VALUE
---------------------------------------------------------------------------------------------------------------
                Aerospace & Defense (0.1%)
 $       1,075  Loral Space & Communications Ltd. ...................        9.50%     01/15/06    $    193,500
           150  Raytheon Co. ........................................        8.20      03/01/06         164,481
                                                                                                   ------------
                                                                                                        357,981
                                                                                                   ------------
                Alternative Power Generation (0.0%)
           470  Calpine Corp. .......................................        8.50      02/15/11         152,750
                                                                                                   ------------
                Apparel/Footwear Retail (0.0%)
           160  Gap, Inc. ...........................................        8.80      12/15/08         162,400
                                                                                                   ------------
                Auto Parts: O.E.M. (0.7%)
           195  ArvinMeritor ........................................        8.75      03/01/12         189,424
           400  Collins & Aikman Products - 144A* ...................       10.75      12/31/11         370,000
           235  Collins & Aikman Products ...........................       11.50      04/15/06         194,463
           655  Dana Corp. - 144A* ..................................        9.00      08/15/11         605,875
           305  Dura Operating Corp. (Series B) .....................        8.625     04/15/12         297,375
           435  Intermet Corp. ......................................        9.75      06/15/09         371,925
           150  Lear Corp. (Series B) ...............................        8.11      05/15/09         156,375
           365  Metaldyne Corp. - 144A* .............................       11.00      06/15/12         259,150
           280  Stoneridge Inc. - 144A* .............................       11.50      05/01/12         235,200
                                                                                                   ------------
                                                                                                      2,679,787
                                                                                                   ------------
                Banking (1.1%)
  AUD    8,000  KFW International Inc. (b) ..........................        6.25      07/15/05       4,562,527
                                                                                                   ------------
                Broadcast/Media (0.3%)
 $       1,800  Tri-State Outdoor Media Group, Inc. (c) .............       11.00      05/15/08       1,296,000
                                                                                                   ------------
                Broadcasting (0.3%)
  EUR      700  Clear Channel Communications, Inc. ..................        6.50      07/07/05         662,567
 $         500  Salem Communications Holdings Corp. - 144A* .........        9.00      07/01/11         520,000
           210  XM Satellite Radio Holdings Inc. ....................       14.00      03/15/10          85,050
                                                                                                   ------------
                                                                                                      1,267,617
                                                                                                   ------------
                Building Products (0.0%)
           195  Brand Services, Inc. - 144A* ........................       12.00      10/15/12         193,050
                                                                                                   ------------
                Cable/Satellite TV (0.5%)
         1,505  Charter Communications Holdings/Charter Capital .....       11.75++    05/15/11         361,200
           765  Echostar DBS Corp. - 144A* ..........................        9.125     01/15/09         755,438

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                  COUPON       MATURITY
  THOUSANDS                                                                   RATE          DATE         VALUE
----------------------------------------------------------------------------------------------------------------
 $     2,255   Knology Holdings, Inc. (a) (e) ...........................    11.875%      10/15/07    $  834,350
         130   Pegasus Communications (Series B) ........................     9.75        12/01/06        52,650
                                                                                                      ----------
                                                                                                       2,003,638
                                                                                                      ----------
               Casino/Gaming (0.5%)
       6,500   Aladdin Gaming Holdings/Capital Corp. LLC (Series B) .....    13.50++      03/01/10       130,000
         315   Harrah's Operating Co., Inc. .............................     8.00        02/01/11       350,890
         595   Park Place Entertainment .................................     8.875       09/15/08       618,800
       3,904   Resort At Summer/Ras Co. (Series B) (a) (c) ..............    13.00        12/15/07             0
         590   Station Casinos, Inc. ....................................     9.875       07/01/10       635,725
         320   Venetian Casino/ LV Sands - 144A* ........................    11.00        06/15/10       328,000
                                                                                                      ----------
                                                                                                       2,063,415
                                                                                                      ----------
               Cellular Telephone (0.3%)
         600   Dobson/Sygnet Communications .............................    12.25        12/15/08       360,000
       7,090   McCaw International Ltd. (a) (c) .........................    13.00        04/15/07        35,450
         150   Nextel Communications, Inc. ..............................    10.65        09/15/07       136,125
         608   Tritel PCS Inc. ..........................................    12.75++      05/15/09       518,320
                                                                                                      ----------
                                                                                                       1,049,895
                                                                                                      ----------
               Chemicals: Major Diversified (0.2%)
         380   Equistar Chemical - 144A* ................................    10.125       09/01/08       342,000
         720   Huntsman ICI Chemicals ...................................    10.125       07/01/09       561,600
                                                                                                      ----------
                                                                                                         903,600
                                                                                                      ----------
               Chemicals: Specialty (0.4%)
         680   ISP Holdings Inc. (Series B) .............................    10.625       12/15/09       612,000
         200   FMC Corp. - 144A* ........................................    10.250       11/01/09       206,000
          95   Lyondell Chemical Co. (Series B) .........................     9.50        12/15/08        88,825
         220   Lyondell Chemical Co. (Series B) .........................     9.875       05/01/07       210,100
         180   Millennium America Inc. ..................................     7.00        11/15/06       168,300
         265   Millennium America Inc. ..................................     9.25        06/15/08       266,325
                                                                                                      ----------
                                                                                                       1,551,550
                                                                                                      ----------
               Commercial Printing/Forms (0.1%)
         495   Mail-Well I Corp. - 144A* ................................     9.625       03/15/12       348,975
       2,700   Premier Graphics Inc. (c) ................................    11.50        12/01/05        81,000
                                                                                                      ----------
                                                                                                         429,975
                                                                                                      ----------
               Consumer/Business Services (0.3%)
       1,620   Comforce Operating, Inc. .................................    12.00        12/01/07       899,100
         735   Muzak LLC/ Muzac Finance Corp. ...........................     9.875       03/15/09       514,500
                                                                                                      ----------
                                                                                                       1,413,600
                                                                                                      ----------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                              COUPON      MATURITY
  THOUSANDS                                                               RATE         DATE          VALUE
-------------------------------------------------------------------------------------------------------------
               Containers/Packaging (0.2%)
 $       900   Owens-Illinois, Inc. ..................................   7.80%       05/15/18    $    695,250
         290   Pliant Corp. ..........................................  13.00        06/01/10         226,200
                                                                                                 ------------
                                                                                                      921,450
                                                                                                 ------------
               Department Stores (0.1%)
         545   Federated Department Stores, Inc. .....................   6.90        04/01/29         538,431
                                                                                                 ------------
               Diversified Manufacturing (0.1%)
         325   Eagle-Picher Industries, Inc. .........................   9.375       03/01/08         211,250
                                                                                                 ------------
               Drugstore Chains (0.1%)
         825   Rite Aid Corp. ........................................   7.70        02/15/27         441,375
                                                                                                 ------------
               Electric Utilities (0.1%)
         505   PG&E National Energy Corp. ............................  10.375       05/16/11         106,050
         390   PSEG Energy Holdings - 144A* ..........................   8.625       02/15/08         253,500
                                                                                                 ------------
                                                                                                      359,550
                                                                                                 ------------
               Electronic Components (0.1%)
         210   Flextronics International Ltd. ........................   9.875       07/01/10         218,400
         650   Solectron Corp. (Conv.) ...............................   0.00        11/20/20         291,688
                                                                                                 ------------
                                                                                                      510,088
                                                                                                 ------------
               Electronic Distributors (0.2%)
         575   BRL Universal Equipment Corp. .........................   8.875       02/15/08         589,375
       5,600   CHS Electronics, Inc. (a) (c) .........................   9.875       04/15/05          49,000
                                                                                                 ------------
                                                                                                      638,375
                                                                                                 ------------
               Electronic Equipment/Instruments (0.1%)
       1,160   High Voltage Engineering, Inc. ........................  10.75        08/15/04         417,600
                                                                                                 ------------
               Engineering & Construction (0.0%)
         300   Encompass Services Corp. - 144A* (a) (c) ..............  10.50        05/01/09           3,000
       2,000   Metromedia Fiber Network, Inc. (Series B) (a) (c) .....  10.00        11/15/08           5,000
                                                                                                 ------------
                                                                                                        8,000
                                                                                                 ------------
               Environmental Services (0.2%)
         740   Allied Waste North America, Inc. (Series B) ...........  10.00        08/01/09         710,400
                                                                                                 ------------
               Finance/Rental/Leasing (0.5%)
         800   Ford Motor Credit Co. .................................   7.25        10/25/11         699,030
         740   Ford Motor Credit Corp. ...............................   7.375       10/28/09         669,699
         515   Household Finance Corp. ...............................   8.00        07/15/10         482,109
                                                                                                 ------------
                                                                                                    1,850,838
                                                                                                 ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                               COUPON     MATURITY
  THOUSANDS                                                RATE        DATE          VALUE
---------------------------------------------------------------------------------------------
               Financial Conglomerates (0.6%)
 $       275   Case Credit Corp. .......................  6.125%     02/15/03    $    268,866
         820   General Electric Capital Corp. ..........  6.75       03/15/32         858,823
         390   JP Morgan Chase & Co. ...................  5.35       03/01/07         410,529
         320   JP Morgan Chase & Co. ...................  6.625      03/15/12         342,928
         500   Prudential Holdings LLC .................  8.695      12/18/23         542,995
                                                                                 ------------
                                                                                    2,424,141
                                                                                 ------------
               Food Distributors (0.1%)
         630   Volume Services America, Inc. ........... 11.25       03/01/09         598,500
                                                                                 ------------
               Food: Meat/Fish/Dairy (0.3%)
         425   Michael Foods Inc. (Series B) ........... 11.75       04/01/11         467,500
         655   Smithfield Foods Inc. ...................  7.625      02/15/08         638,625
                                                                                 ------------
                                                                                    1,106,125
                                                                                 ------------
               Forest Products (0.2%)
         245   Louisiana Pacific Corp. .................  8.875      08/15/10         252,028
         475   Louisiana Pacific Corp. ................. 10.88       11/15/08         498,750
                                                                                 ------------
                                                                                      750,778
                                                                                 ------------
               Gas Distributors (0.0%)
         450   Dynegy Holdings Inc. ....................  6.875      04/01/11         108,000
                                                                                 ------------
               Home Building (0.4%)
         245   Centex Corp. ............................  7.50       01/15/12         264,717
         425   Schuler Homes, Inc. .....................  9.375      07/15/09         422,875
         300   Tech Olympic USA Inc. - 144A* ...........  9.00       07/01/10         261,000
         265   Tech Olympic USA Inc. - 144A* ........... 10.375      07/01/12         217,300
         550   Toll Corp. ..............................  8.25       02/01/11         541,750
                                                                                 ------------
                                                                                    1,707,642
                                                                                 ------------
               Home Furnishings (0.0%)
         130   Mohawk Industries Inc. ..................  7.20       04/15/12         143,984
                                                                                 ------------
               Hospital/Nursing Management (0.2%)
         425   HCA Inc. ................................  7.875      02/01/11         455,881
          75   Manor Care Inc. .........................  8.00       03/01/08          77,250
         400   Tenet Healthcare Corp. - 144A* ..........  6.875      11/15/31         339,698
                                                                                 ------------
                                                                                      872,829
                                                                                 ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                             COUPON      MATURITY
  THOUSANDS                                                              RATE         DATE          VALUE
------------------------------------------------------------------------------------------------------------
               Hotels/Resorts/Cruiselines (0.6%)
 $       255   Hilton Hotels ........................................   7.95 %      04/15/07    $    262,634
         600   HMH Properties, Inc. (Series B) ......................   7.875       08/01/08         570,000
         600   Horseshoe Gaming Holdings Corp. (Series B) ...........   8.625       05/15/09         631,500
         505   Prime Hospitality Corp. (Series B) ...................   8.375       05/01/12         459,550
          60   Starwood Hotels & ResortsWorldwide, Inc. - 144A* .....   7.375       05/01/07          57,300
         525   Starwood Hotels & ResortsWorldwide, Inc. - 144A* .....   7.875       05/01/12         502,688
                                                                                                ------------
                                                                                                   2,483,672
                                                                                                ------------
               Industrial Specialties (0.5%)
         450   Cabot Safety Corp. ...................................  12.50        07/15/05         453,938
         410   Foamex LP/Capital Corp. - 144A* ......................  10.75        04/01/09         229,600
         625   International Wire Group, Inc. .......................  11.75        06/01/05         371,875
         305   Johnsondiversey Inc. - 144A* .........................   9.625       05/15/12         305,000
         140   Tekni-Plex Inc. - 144A* ..............................  12.75        06/15/10         126,000
         150   Tekni-Plex Inc. (Series B) ...........................  12.75        06/15/10         135,000
         430   UCAR Finance Inc. - 144A* ............................  10.25        02/15/12         288,100
                                                                                                ------------
                                                                                                   1,909,513
                                                                                                ------------
               Internet Software/Services (0.2%)
         775   Exodus Communications, Inc. (a) (c) ..................  11.625       07/15/10          58,294
         534   Globix Corp. .........................................  11.00        05/01/08         400,571
       1,700   PSINet, Inc. (a) (c) .................................  11.00        08/01/09         182,750
                                                                                                ------------
                                                                                                     641,615
                                                                                                ------------
               Investment Banks/Brokers (0.2%)
         675   Goldman Sachs Group Inc. .............................   6.875       01/15/11         742,678
                                                                                                ------------
               Managed Health Care (0.4%)
       1,040   Aetna, Inc. ..........................................   7.875       03/01/11       1,150,847
         300   Health Net, Inc. .....................................   8.375       04/15/11         344,933
                                                                                                ------------
                                                                                                   1,495,780
                                                                                                ------------
               Media Conglomerates (0.4%)
         405   AOL Time Warner Inc. .................................   6.875       05/01/12         400,096
         140   News America Holdings, Inc. ..........................   7.75        02/01/24         128,448
         530   News America Holdings, Inc. ..........................   8.875       04/26/23         541,328
         520   Nextmedia Operating, Inc. - 144A* ....................  10.75        07/01/11         515,450
                                                                                                ------------
                                                                                                   1,585,322
                                                                                                ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                          COUPON     MATURITY
  THOUSANDS                                                           RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------
               Medical Distributors (0.1%)
 $       445   Amerisource Bergen Corp. ...........................  8.125%     09/01/08    $    476,150
                                                                                            ------------
               Medical/Nursing Services (0.1%)
         610   Fresenius Medical Care Capital Trust ...............  7.875      06/15/11         478,850
                                                                                            ------------
               Metal Fabrucation (0.1%)
         395   Trimas Corp. - 144A* ...............................  9.875      06/15/12         371,300
                                                                                            ------------
               Motor Vehicles (0.2%)
         450   DaimlerChrysler North American Holdings Co. ........  7.20       09/01/09         481,311
         175   DaimlerChrysler North American Holdings Co. ........  8.50       01/18/31         198,086
                                                                                            ------------
                                                                                                 679,397
                                                                                            ------------
               Movies/Entertainment (0.1%)
         400   Six Flags, Inc. ....................................  8.875      02/01/10         350,000
                                                                                            ------------
               Multi-Line Insurance (0.5%)
         415   AIG SunAmerica Global Financial - 144A* ............  6.90       03/15/32         449,259
         780   Farmers Insurance Exchange - 144A* .................  8.625      05/01/24         534,394
         930   Nationwide Mutual Insurance - 144A* ................  8.25       12/01/31         935,971
                                                                                            ------------
                                                                                               1,919,624
                                                                                            ------------
               Office Equipment/Supplies (0.0%)
       6,890   Mosler, Inc. (a)(c) ................................ 11.00       04/15/03               0
                                                                                            ------------
               Oil & Gas Production (0.4%)
         640   Chesapeake Energy Corp. ............................  8.125      04/01/11         652,800
         240   Magnum Hunter Resources Inc. .......................  9.60       03/15/12         252,000
         280   Stone Energy Corp. .................................  8.25       12/15/11         288,400
         650   Vintage Petroleum, Inc. ............................  7.875      05/15/11         614,250
                                                                                            ------------
                                                                                               1,807,450
                                                                                            ------------
               Oil Refining/Marketing (0.1%)
         555   Tesoro Petroleum Corp. - 144A* .....................  9.625      04/01/12         283,050
                                                                                            ------------
               Oilfield Services/Equipment (0.1%)
         335   Hanover Equipment Trust - 144A* ....................  8.50       09/01/08         318,250
         255   Hanover Equipment Trust - 144A* ....................  8.75       09/01/11         239,700
                                                                                            ------------
                                                                                                 557,950
                                                                                            ------------
               Other Metals/Minerals (0.1%)
         380   Phelps Dodge Corp. .................................  8.75       06/01/11         381,996
                                                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                 COUPON       MATURITY
  THOUSANDS                                                                  RATE          DATE          VALUE
-----------------------------------------------------------------------------------------------------------------
               Publishing: Books/Magazines (0.1%)
 $       600   PRIMEDIA, Inc. ..........................................     8.875%      05/15/11    $    502,500
                                                                                                     ------------
               Pulp & Paper (0.0%)
         195   MeadWestVaco Corp. ......................................     6.85        04/01/12         206,050
                                                                                                     ------------
               Real Estate Development (0.1%)
         660   CB Richard Ellis Services Inc. - 144A* ..................    11.25        06/15/11         561,000
                                                                                                     ------------
               Real Estate Investment Trusts (0.3%)
         455   EOP Operating L.P. ......................................     6.763       06/15/07         492,823
         420   Istar Financial Inc. ....................................     8.75        08/15/08         426,836
         380   Simon Property Group L.P. ...............................     6.375       11/15/07         412,017
                                                                                                     ------------
                                                                                                        1,331,676
                                                                                                     ------------
               Recreational Products (0.1%)
         540   International Game Technology ...........................     8.375       05/15/09         591,300
                                                                                                     ------------
               Restaurants (0.4%)
      48,756   American Restaurant Group Holdings, Inc. - 144A* (d) ....     0.00        12/15/05       1,491,931
       5,200   FRD Acquisition Corp. (Series B) (a) (c) ................    12.50        07/15/04               0
                                                                                                     ------------
                                                                                                        1,491,931
                                                                                                     ------------
               Savings Banks (0.0%)
         140   GS Escrow Corp. .........................................     7.125       08/01/05         151,684
                                                                                                     ------------
               Semiconductors (0.1%)
         325   Fairchild Semiconductors Corp. ..........................    10.50        02/01/09         346,125
                                                                                                     ------------
               Services to the Health Industry (0.2%)
         260   Anthem Insurance - 144A* ................................     9.125       04/01/10         309,898
         155   Healthsouth Corp. .......................................     7.625       06/01/12         122,450
         565   Omnicare, Inc. (Series B) ...............................     8.125       03/15/11         598,900
                                                                                                     ------------
                                                                                                        1,031,248
                                                                                                     ------------
               Specialty Stores (0.1%)
         370   Autonation, Inc. - 144A* ................................     9.00        08/01/08         376,475
                                                                                                     ------------
               Specialty Telecommunications (0.1%)
       6,500   Birch Telecom Inc. (a) (c) ..............................    14.00        06/15/08             650
       1,800   DTI Holdings, Inc. (Series B) (a) (e) ...................    12.50++      03/01/08             180
         385   Primus Telecommunication Group, Inc. (Series B) .........     9.875       05/15/08         173,250
         135   Primus Telecommunications Group, Inc. ...................    12.75        10/15/09          60,750
       4,570   World Access, Inc. (a) (c) (d) ..........................    13.25        01/15/08         182,800
                                                                                                     ------------
                                                                                                          417,630
                                                                                                     ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                             COUPON       MATURITY
  THOUSANDS                                                              RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------
               Steel (0.1%)
 $       355   Oregon Steel Mills Inc. - 144A* ....................       10.00 %    07/15/09    $    355,000
                                                                                                 ------------
               Telecommunications (0.1%)
       5,900   e. Spire Communications, Inc. (a) (c) ..............       13.75      07/15/07             590
       2,590   Focal Communications, Corp. (Series B) .............       12.125++   02/15/08          51,800
       1,925   NEXTLINK Communications, Inc. (a) (c) ..............       10.75      06/01/09           4,813
       5,400   Rhythms Netconnections, Inc. (a) (c) ...............       12.75      04/15/09               0
       1,200   Startec Global Communications Corp. (a) (c) ........       12.00      05/15/08             120
         330   WorldCom, Inc. (a) (c) .............................        6.95      08/15/28          56,925
         215   WorldCom, Inc. (a) (c) .............................        7.50      05/15/11          37,089
         740   WorldCom, Inc. (a) (c) .............................        8.25      05/15/31         127,650
                                                                                                 ------------
                                                                                                      278,987
                                                                                                 ------------
               Trucks/Construction/Farm Machinery (0.3%)
         280   Case Corp. (Series B) ..............................        6.25      12/01/03         264,600
         590   J.B. Poindexter & Co., Inc. ........................       12.50      05/15/04         483,800
         355   Manitowoc Co., Inc. (The) - 144A* ..................       10.50      08/01/12         353,225
         230   NMHG Holding Co. ...................................       10.00      05/15/09         218,500
                                                                                                 ------------
                                                                                                    1,320,125
                                                                                                 ------------
               Wholesale Distributors (0.2%)
         580   Burhmann US, Inc. ..................................       12.25      11/01/09         478,500
         305   Fisher Scientific International, Inc. ..............        7.125     12/15/05         305,381
          95   Fisher Scientific International, Inc. ..............        9.00      02/01/08          98,325
                                                                                                 ------------
                                                                                                      882,206
                                                                                                 ------------
               Wireless Telecommunications (0.2%)
         380   American Cellular Corp. ............................        9.50      10/15/09          57,000
      21,800   CellNet Data Systems, Inc. (a) (e) .................       14.00      10/01/07               0
       1,000   Globalstar LP/Capital Corp. (a) (c) ................       10.75      11/01/04          45,000
       1,850   Globalstar LP/Capital Corp. (a) (c) ................       11.50      06/01/05          83,250
         915   SBA Communications Corp. ...........................       12.00++    03/01/08         407,175
         195   Triton PCS Inc. ....................................        8.75      11/15/11         140,400
       2,400   WinStar Communications, Inc. (a) (c) ...............       12.75      04/15/10             240
       2,255   WinStar Communications, Inc. (a) (e) ...............       14.75++    04/15/10             226
                                                                                                 ------------
                                                                                                      733,291
                                                                                                 ------------
               Total Corporate Bonds (Cost $181,840,869).....................................      61,489,535
                                                                                                 ------------

                       See Notes to Financial Statements

Morgan Stanley Diversified Income Trust
Portfolio of Investments [/] October 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                        COUPON     MATURITY
  THOUSANDS                                                         RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------
               Mortgage-Backed Securities (15.8%)
               Federal Home Loan Mortgage Corp. (0.4%)
 $       478   .................................................. 7.00%      04/01/04-
                                                                             06/01/04    $    494,902
         550   .................................................. 7.50       11/01/30-
                                                                             01/01/31         581,167
         349   .................................................. 8.00       10/01/24-
                                                                             06/01/25         372,952
                                                                                         ------------
                                                                                            1,449,021
                                                                                         ------------
               Federal National Mortgage Assoc. (10.9%)
          11   .................................................. 6.00       04/01/13          11,712
      11,000   .................................................. 6.00          **         11,305,937
       8,506   .................................................. 6.50       05/01/31       8,818,035
         616   .................................................. 7.00       08/01/08-
                                                                             01/01/09         652,216
       5,355   (b)............................................... 7.50       02/01/22-
                                                                             02/01/32       5,664,942
      15,378   .................................................. 8.00       06/01/22-
                                                                             08/01/31      16,445,016
       2,180   .................................................. 8.50       07/01/17-
                                                                             06/01/25       2,333,075
                                                                                         ------------
                                                                                           45,230,933
                                                                                         ------------
               Government National Mortgage Assoc. (4.5%)
         833   .................................................. 7.00       02/15/29-
                                                                             07/15/29         874,996
       7,000   .................................................. 7.00          **          7,356,563
       6,377   .................................................. 7.50       05/15/17-
                                                                             11/15/26       6,778,480
       2,885   .................................................. 8.00       01/15/22-
                                                                             05/15/30       3,090,688
         527   .................................................. 8.50       08/15/22         569,543
                                                                                         ------------
                                                                                           18,670,270
                                                                                         ------------
               Total Mortgage-Backed Securities (Cost $63,308,701)....................     65,350,224
                                                                                         ------------
               U.S. Government Agencies & Obligations (10.4%)
       7,200   Federal National Mortgage Assoc. (2.1%) .......... 7.25       05/15/30       8,741,138
                                                                                         ------------
       2,320   Tennessee Valley Authority (0.6%) (b) ............ 0.00       01/15/03       2,310,188
                                                                                         ------------
               U. S. Treasury Bonds (7.7%)
       6,005   (b) .............................................. 8.75       05/15/20-
                                                                             08/15/20      8,696,556

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                         COUPON     MATURITY
  THOUSANDS                                                          RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------
 $    12,300   Principal Strips (b) .............................. 0.00%      02/15/06     $ 11,405,114
      30,000   Principal Strips (b) .............................. 0.00       08/15/17-
                                                                              08/15/22       11,861,812
                                                                                          -------------
                                                                                             31,963,482
                                                                                          -------------
               Total U.S. Government Agencies & Obligations (Cost $41,260,937).........      43,014,808
                                                                                          -------------
               Total United States (Cost $286,410,507).................................     169,854,567
                                                                                          -------------
               Total Government & Corporate Bonds (Cost $473,503,123)..................     331,763,763
                                                                                          -------------
  NUMBER OF
   SHARES
------------
               Common Stocks (e) (0.3%)
               Aerospace & Defense (0.0%)
    25,814     Orbital Sciences Corp. (d) .............................................         92,156
                                                                                          ------------
               Apparel/Footwear Retail (0.0%)
 1,310,596     County Seat Stores, Inc. (d) ...........................................              0
                                                                                          ------------
               Casino/Gaming (0.0%)
    10,773     Fitzgerald Gaming Corp. *** ............................................              0
                                                                                          ------------
               Consumer/Business Services (0.2%)
    29,900     Anacomp, Inc. (Class A) (d) ............................................        523,250
                                                                                          ------------
               Food: Specialty/Candy (0.0%)
     2,423     SFAC New Holdings Inc. (d) .............................................              0
       445     SFFB Holdings, Inc. (d) ................................................              0
   198,750     Specialty Foods Acquisition Corp. - 144A* ..............................              0
                                                                                          ------------
                                                                                                     0
                                                                                          ------------
               Internet Software/Services (0.0%)
    62,271     Globix Corp. (d) .......................................................          1,245
                                                                                          ------------
               Medical Specialties (0.0%)
     9,394     MEDIQ, Inc. (d) ........................................................         51,013
                                                                                          ------------
               Medical/Nursing Services (0.0%)
   512,862     Raintree Healthcare Corp. (d) ..........................................              0
                                                                                          ------------
               Restaurants (0.1%)
     6,000     American Restaurant Group Holdings, Inc. - 144A*                                      0
    95,844     FRD Acquisition Co. (d) ....................... ........................        383,376
                                                                                          ------------
                                                                                               383,376
                                                                                          ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

 NUMBER OF
   SHARES                                                    VALUE
---------------------------------------------------------------------
            Specialty Telecommunications (0.0%)
  144,793   Mpower Holding Corp. (d) ................    $     13,031
    3,111   Versatel Telecom International NV (ADR)
              (Netherlands) .........................           9,333
   13,687   Viatel Holding Bermuda ..................               0
   20,110   World Access, Inc. (d) ..................              16
                                                         ------------
                                                               22,380
                                                         ------------
            Telecommunication Equipment (0.0%)
  196,000   FWT Inc. (Class A) (d) ..................           1,960
                                                         ------------
            Telecommunications (0.0%)
   38,099   Covad Communications Group, Inc. (d) ....          52,577
                                                         ------------
            Textiles (0.0%)
  298,462   United States Leather, Inc. (d) .........               0
                                                         ------------
            Wireless Telecommunications (0.0%)
   33,732   Arch Wireless Inc. (d) ..................          13,156
   43,277   Vast Solutions, Inc. (Class B1) (d) .....               0
   43,277   Vast Solutions, Inc. (Class B2) (d) .....               0
   43,277   Vast Solutions, Inc. (Class B3) (d) .....               0
                                                         ------------
                                                               13,156
                                                         ------------
            Total Common Stocks (Cost $49,159,539)...       1,141,113
                                                         ------------
            Convertible Preferred Stocks (0.0%)
            Oil & Gas Production (0.0%)
      989   XCL Ltd. - 144A* ........................               0
    5,000   XCL Ltd. (Units)[+/+] - 144A* ...........               0
                                                         ------------
                                                                    0
                                                         ------------
            Specialty Telecommunications (0.0%)
    7,216   McleodUSA Inc. ..........................          15,587
                                                         ------------
            Total Convertible Preferred Stocks (Cost
              $1,051,646) ...........................          15,587
                                                         ------------
            Non-Convertible Preferred Stocks (0.7%)
            Broadcasting (0.1%)
       70   Paxson Communications Corp. .............         345,254
                                                         ------------
            Cellular Telephone (0.1%)
      661   Dobson Communications Corp.+ ............         145,420
      494   Nextel Communications, Inc. (Series D)+           425,580
                                                         ------------
                                                              571,000
                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  NUMBER OF
   SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
             Electric Utilities (0.2%)
       847   TNP Enterprises Inc. (Series D)+ ......................    $    626,780
                                                                        ------------
             Publishing: Books/Magazines (0.0%)
       975   PRIMEDIA, Inc. ........................................          35,222
                                                                        ------------
             Restaurants (0.1%)
     2,574   American Restaurant Group Holdings, Inc. (Series B) ...         447,954
       163   FRD Acquisition Co. (Units) [+/+] .....................         163,000
                                                                        ------------
                                                                             610,954
                                                                        ------------
             Specialty Telecommunications (0.0%)
       835   Broadwing Communications, Inc. (Series B) .............          58,553
       218   Intermedia Communication Inc. (Series B)+ .............           4,366
    27,717   XO Communications, Inc.+ ..............................             277
                                                                        ------------
                                                                              63,196
                                                                        ------------
             Telecommunication Equipment (0.2%)
 2,244,200   FWT, Inc. (Series A) (d) ..............................         673,260
                                                                        ------------
             Total Non-Convertible Preferred Stocks (Cost $15,623,324)     2,925,666
                                                                        ------------

  NUMBER OF                                    EXPIRATION
   WARRANTS                                       DATE
-------------                                 ------------
              Warrants (e) (0.0%)
              Aerospace & Defense (0.0%)
      1,000   Sabreliner Corp. - 144A* ....     04/15/03                           0
                                                                        ------------
              Broadcasting (0.0%)
      4,000   UIH Australia/Pacific Inc. ..     05/15/06                           0
        800   XM Satellite Radio, Inc. -
                144A* .....................     03/15/10                         560
                                                                        ------------
                                                                                 560
                                                                        ------------
              Cable/Satellite TV (0.0%)
        965   Ono Finance PLC (United
                Kingdom) - 144A* ..........     02/15/11                           0
                                                                        ------------
              Casino/Gaming (0.0%)
     68,000   Aladdin Gaming Holdings LLC -
                144A* .....................     03/01/10                           0
      3,250   Resort At Summerlin LP - 144A*    12/15/07                           0
                                                                        ------------
                                                                                   0
                                                                        ------------
              Cellular Telephone (0.0%)
      5,300   McCaw International Ltd. -
                144A* .....................     04/15/07                           0
                                                                        ------------

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

  NUMBER OF                                                                           EXPIRATION
   WARRANTS                                                                              DATE             VALUE
-------------------------------------------------------------------------------------------------------------------
              Electric Utilities (0.0%)
        965   TNP Enterprises, Inc. - 144A* ......................................      04/01/11      $      24,125
                                                                                                      -------------
              Internet Software/Services (0.0%)
     16,300   Verado Holdings, Inc. - 144A* ......................................      04/15/08                  0
                                                                                                      -------------
              Restaurants (0.0%)
      1,500   American Restaurant Group Holdings, Inc. - 144A*....................      08/15/08                  0
     40,750   FRD Acquisition Co. ................................................      07/10/12                  0
                                                                                                      -------------
                                                                                                                  0
                                                                                                      -------------
              Specialty Telecommunications (0.0%)
      6,500   Birch Telecom Inc. .................................................      06/15/08                  0
      3,520   GT Group Telecom Inc. (Canada) - 144A* .............................      02/01/10                  0
     15,989   McleodUSA, Inc. ....................................................      04/16/07                799
      3,111   Versatel Telecom International NV (ADR) (Netherlands)...............      10/04/04                  0
                                                                                                                799
                                                                                                      -------------
              Telecommunications (0.0%)
      1,200   Startec Global Communications Corp. - 144A* ........................      05/15/08                  0
                                                                                                      -------------
              Total Warrants (Cost $449,127)...................................................              25,484
                                                                                                      -------------

   PRINCIPAL
   AMOUNT IN                                                                COUPON        MATURITY
   THOUSANDS                                                                 RATE           DATE
--------------                                                         ---------------- ------------
               Short-Term Investments (21.5%)
               U.S. Government Obligations (f) (0.1%)
 $       600   U.S. Treasury Bills (Cost $596,143) (b)................ 1.54 - 1.61%     03/27/03            596,111
                                                                                                      -------------
               Repurchase Agreement (21.4%)
      88,153   Joint repurchase agreement account (dated 10/31/02;
                  proceeds $88,157,701) (g)
                  (Cost $88,153,000).................................. 1.92             11/01/02         88,153,000
                                                                                                      -------------
               Total Short-Term Investments (Cost $88,749,143).......................                    88,749,111
                                                                                                      -------------
               Total Investments (Cost $628,535,902) (h).............................     102.8%        424,620,724
               Liabilities in Excess of Other Assets ................................      (2.8)        (11,592,508)
                                                                                          -----       ------------
               Net Assets ...........................................................     100.0%      $ 413,028,216
                                                                                          =====       =============

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 CONTINUED

------------
ADR    American Depository Receipt.
*      Resale is restricted to qualified institutional investors.
** Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
***    Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
[+/+] Consists of one or more class of securities traded together as a unit; bond or preferred stock with attached warrants.
+      Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)    Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts, futures contracts and securities purchased on a forward commitment basis.
(c)    Non-income producing security; bond in default.
(d)    Acquired through exchange offer.
(e)    Non-income producing securities.
(f) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)    Collateralized by federal agency and U.S. Treasury obligations.
(h) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,170,919 and the aggregate gross unrealized depreciation is $219,086,097, resulting in net unrealized depreciation of $203,915,178.

Futures Contracts Open at October 31, 2002:

                                                                                      UNREALIZED
   NUMBER OF    LONG/            DESCRIPTION, DELIVERY            UNDERLYING FACE    APPRECIATION
   CONTRACTS    SHORT                MONTH AND YEAR               AMOUNT AT VALUE   (DEPRECIATION)
-------------- ------- ----------------------------------------- ----------------- ---------------
   228         Long   US Treasury Note 2 Year, December 2002       $49,059,189        $659,277
   155         Long   US Treasury Note 10 Year, December 2002       18,666,656         138,144
   116         Long   US Treasury Bond, December 2002               11,950,875         173,489
   261         Short  US Treasury Note 5 Year, December 2002       (29,684,673)       (431,502)
    34         Short  US Treasury Note 10 Year, December 2002       (3,900,438)        (96,292)
    56         Short  US Treasury Bond, December 2002               (6,196,750)        125,401
                                                                                      --------
Net unrealized appreciation ....................................................      $568,517
                                                                                      ========

Forward Foreign Currency Contracts Open at October 31, 2002:

        CONTRACTS           IN EXCHANGE    DELIVERY     UNREALIZED
       TO DELIVER               FOR          DATE      DEPRECIATION
  ---------------------------------------------------------------------
    AUD   2,500,000        $1,347,500    11/26/2002     $(36,217)
    CAD   3,950,000        $2,533,757    11/21/2002         (488)
    EUR   1,940,000        $1,883,740    01/24/2003      (28,518)
    GBP     500,000        $  773,200    01/21/2003       (4,773)
                                                        --------
 Total unrealized depreciation ....................     $(69,996)
                                                        ========

Currency Abbreviations:
-------- --------------
  AUD    Australian Dollar.
  CAD    Canadian Dollar.
  EUR    Euro.
  GBP    British Pound.
  DKK    Danish Krone.
  NZD    New Zealand Dollar.
  SEK    Swedish Krone.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002

ASSETS:
Investments in securities, at value
 (cost $628,535,902) .....................................................      $424,620,724
Cash .....................................................................           498,718
Receivable for:
  Interest ...............................................................         7,000,767
  Shares of beneficial interest sold .....................................         1,042,534
  Investments sold .......................................................           256,794
  Variation margin .......................................................            61,625
Prepaid expenses and other assets ........................................            44,533
                                                                                ------------
  TOTAL ASSETS ...........................................................       433,525,695
                                                                                ------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts .......            69,996
Payable for:
  Investments purchased ..................................................        18,837,787
  Shares of beneficial interest redeemed .................................           925,266
  Distribution fee .......................................................           275,946
  Investment management fee ..............................................           141,837
Accrued expenses and other payables ......................................           246,647
                                                                                ------------
  TOTAL LIABILITIES ......................................................        20,497,479
                                                                                ------------
  NET ASSETS .............................................................      $413,028,216
                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................      $767,981,664
Net unrealized depreciation ..............................................      (203,279,641)
Dividends in excess of net investment income .............................          (443,190)
Accumulated net realized loss ............................................      (151,230,617)
                                                                                ------------
  NET ASSETS .............................................................      $413,028,216
                                                                                ============
CLASS A SHARES:
Net Assets ...............................................................       $29,700,741
Shares Outstanding (unlimited authorized, $.01 par value) ................         4,992,244
  NET ASSET VALUE PER SHARE ..............................................             $5.95
                                                                                       =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 4.44% of net asset value) ........................             $6.21
                                                                                       =====
CLASS B SHARES:
Net Assets ...............................................................      $355,328,970
Shares Outstanding (unlimited authorized, $.01 par value) ................        59,659,126
  NET ASSET VALUE PER SHARE ..............................................             $5.96
                                                                                       =====
CLASS C SHARES:
Net Assets ...............................................................       $12,524,315
Shares Outstanding (unlimited authorized, $.01 par value) ................         2,105,305
  NET ASSET VALUE PER SHARE ..............................................             $5.95
                                                                                       =====
CLASS D SHARES:
Net Assets ...............................................................       $15,474,190
Shares Outstanding (unlimited authorized, $.01 par value) ................         2,593,415
  NET ASSET VALUE PER SHARE ..............................................             $5.97
                                                                                       =====

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

NET INVESTMENT INCOME:
INTEREST INCOME:
Interest .................................................................................    $  35,384,719
Dividends ................................................................................          126,861
                                                                                              -------------
  Total Income ...........................................................................       35,511,580
                                                                                              -------------
EXPENSES
Distribution fee (Class A shares) ........................................................           54,598
Distribution fee (Class B shares) ........................................................        3,382,819
Distribution fee (Class C shares) ........................................................          104,913
Investment management fee ................................................................        1,789,730
Transfer agent fees and expenses .........................................................          556,621
Professional fees ........................................................................          125,360
Shareholder reports and notices ..........................................................          119,150
Registration fees ........................................................................           67,114
Custodian fees ...........................................................................           65,261
Trustees' fees and expenses ..............................................................           31,822
Other ....................................................................................           22,257
                                                                                              -------------
  TOTAL EXPENSES .........................................................................        6,319,645
                                                                                              -------------
  NET INVESTMENT INCOME ..................................................................       29,191,935
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments ............................................................................      (62,662,089)
  Futures contracts ......................................................................        4,241,848
  Foreign exchange transactions ..........................................................       (1,128,811)
                                                                                              -------------
  NET REALIZED LOSS ......................................................................      (59,549,052)
                                                                                              -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments ............................................................................       43,609,575
  Futures contracts ......................................................................          984,064
  Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign
    currencies ...........................................................................          (50,427)
                                                                                              -------------
  NET APPRECIATION .......................................................................       44,543,212
                                                                                              -------------
  NET LOSS ...............................................................................      (15,005,840)
                                                                                              -------------
NET INCREASE .............................................................................    $  14,186,095
                                                                                              =============

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED               ENDED
                                                                              OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                              ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................................     $  29,191,935        $  45,446,707
Net realized loss ........................................................       (59,549,052)         (59,343,896)
Net change in unrealized depreciation ....................................        44,543,212          (17,947,572)
                                                                               -------------        -------------
  NET INCREASE (DECREASE) ................................................        14,186,095          (31,844,761)
                                                                               -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares .........................................................        (1,855,292)          (1,321,334)
  Class B shares .........................................................       (23,343,929)         (23,447,359)
  Class C shares .........................................................          (717,790)            (638,996)
  Class D shares .........................................................          (508,260)            (205,884)
Paid-in-capital
  Class A shares .........................................................           (48,923)            (960,700)
  Class B shares .........................................................          (615,563)         (17,047,827)
  Class C shares .........................................................           (18,928)            (464,594)
  Class D shares .........................................................           (13,402)            (149,692)
                                                                               -------------        -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ......................................       (27,122,087)         (44,236,386)
                                                                               -------------        -------------
Net decrease from transactions in shares of beneficial interest ..........       (78,490,827)         (14,080,831)
                                                                               -------------        -------------
  NET DECREASE ...........................................................       (91,426,819)         (90,161,978)
NET ASSETS:
Beginning of period ......................................................       504,455,035          594,617,013
                                                                               -------------        -------------
END OF PERIOD
(Including dividends in excess of net investment income of $443,190 and
$4,345,185, respectively) ................................................     $ 413,028,216        $ 504,455,035
                                                                               =============        =============


                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,249,428 at October 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10,077, $900,787 and $11,523, respectively and received $73,837 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $331,686,387 and $471,095,778, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $160,120,406 and $207,542,642, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $6,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $19,819. At October 31, 2002, the Fund had an accrued pension liability of $93,519 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                               FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED                             ENDED
                                                             OCTOBER 31, 2002                  OCTOBER 31, 2001
                                                     -------------------------------- ----------------------------------
                                                          SHARES          AMOUNT            SHARES            AMOUNT
                                                     --------------- ----------------  ---------------- -----------------
CLASS A SHARES
Sold ...............................................     6,743,411    $   39,924,775       24,119,959    $  159,314,740
Reinvestment of dividends and distributions ........       135,295           793,669          148,935           937,006
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................             -                 -        3,638,880        23,497,752
Redeemed ...........................................    (6,769,778)      (40,024,679)     (24,935,950)     (163,827,889)
                                                        ----------    --------------      -----------    --------------
Net increase - Class A .............................       108,928           693,765        2,971,824        19,921,609
                                                        ----------    --------------      -----------    --------------
CLASS B SHARES
Sold ...............................................     7,904,269        47,035,881       25,354,450       165,232,153
Reinvestment of dividends and distributions ........     1,649,222         9,685,697        2,550,495        16,390,453
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................             -                 -        6,442,147        41,635,044
Redeemed ...........................................   (24,449,603)     (144,513,621)     (40,838,471)     (263,689,883)
                                                       -----------    --------------      -----------    --------------
Net decrease - Class B .............................   (14,896,112)      (87,792,043)      (6,491,379)      (40,432,233)
                                                       -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ...............................................     2,398,597        14,226,173        2,285,325        15,308,131
Reinvestment of dividends and distributions ........        66,934           392,893           87,763           562,685
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................             -                 -          148,730           959,611
Redeemed ...........................................    (2,452,842)      (14,520,213)      (2,483,869)      (16,469,257)
                                                       -----------    --------------      -----------    --------------
Net increase - Class C .............................        12,689            98,853           37,949           361,170
                                                       -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ...............................................     3,031,912        18,040,251        2,152,530        13,440,047
Reinvestment of dividends and distributions ........        55,298           325,744           33,204           209,002
Acquisition of Morgan Stanley Dean Witter World Wide
 Income Trust ......................................             -                 -        1,113,962         7,209,129
Redeemed ...........................................    (1,647,051)       (9,857,397)      (2,360,163)      (14,789,555)
                                                       -----------    --------------      -----------    --------------
Net increase - Class D .............................     1,440,159         8,508,598          939,533         6,068,623
                                                       -----------    --------------      -----------    --------------
Net decrease in Fund ...............................   (13,334,336)   $  (78,490,827)      (2,542,073)   $  (14,080,831)
                                                       ===========    ==============       ==========    ==============

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

6. FEDERAL INCOME TAX STATUS
At October 31, 2002, the Fund had a net capital loss carryover of approximately $149,868,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                                      AMOUNT IN THOUSANDS
-----------------------------------------------------------------------------------
 2003       2004       2005       2006      2007       2008       2009       2010
------     ------     ------     ------    -------    -------    -------    -------
$3,892     $2,953     $7,131     $7,532    $10,929    $18,698    $39,098    $59,635
======     ======     ======     ======    =======    =======    =======    =======


Due to the Fund's acquisition of Morgan Stanley Dean Witter World Wide Income Trust, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts and interest on bonds in default and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund, foreign currency losses and an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,023,607, dividends in excess of net investment income was credited $1,072,674 and accumulated net realized loss was credited $1,950,933.

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value

MORGAN STANLEY DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 CONTINUED

of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2002, there were outstanding forward and futures contracts.


8. ACQUISITION OF MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST
On April 9, 2001, the Fund acquired all the net assets of the Morgan Stanley Dean Witter World Wide Income Trust ("World Wide") based on the respective valuations as of the close of business on April 6, 2001 pursuant to a plan of reorganization approved by the shareholders of World Wide on March 27, 2001. The acquisition was accomplished by a tax-free exchange of 3,638,880 Class A shares of the Fund at a net asset value of $6.46 per share for 3,198,254 shares of World Wide; 6,442,147 Class B shares of the Fund at a net asset value of $6.46 per share for 5,654,385 Class B shares of World Wide; 148,730 Class C shares of the Fund at a net asset value of $6.45 per share for 130,518 Class C shares of World Wide; and 1,113,962 Class D shares of the Fund at a net asset value of $6.47 per share for 977,929 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $531,425,562 and $73,301,536, respectively, including unrealized depreciation of $7,266,202 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $604,727,098.

9. CHANGE IN ACCOUNTING POLICY
Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $62,657 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $454,342; increase unrealized depreciation by $2,063,269; and decrease net realized losses by $1,608,927. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                             ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                             -------       -------       -------       -------       -------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $  6.10       $  6.97       $  8.16       $  9.01       $  9.46
                                                             -------       -------       -------       -------       -------
Income (loss) from investment operations:
 Net investment income [+/+] ...........................        0.42 (3)      0.56          0.72          0.74          0.74
 Net realized and unrealized loss ......................       (0.18)(3)     (0.88)        (1.23)        (0.87)        (0.46)
                                                             -------       -------       -------       -------       -------
Total income (loss) from investment operations .........        0.24         (0.32)        (0.51)        (0.13)         0.28
                                                             -------       -------       -------       -------       -------
Less dividends and distributions from:
 Net investment income .................................       (0.38)        (0.32)        (0.62)        (0.63)        (0.70)
 Paid-in-capital .......................................       (0.01)        (0.23)        (0.06)        (0.09)        (0.03)
                                                             -------       -------       -------       -------       -------
Total dividends and distributions ......................       (0.39)        (0.55)        (0.68)        (0.72)        (0.73)
                                                             -------       -------       -------       -------       -------
Net asset value, end of period .........................     $  5.95       $  6.10       $  6.97       $  8.16       $  9.01
                                                             =======       =======       =======       =======       =======
TOTAL RETURN+ ..........................................        4.25%        (4.62)%       (6.66)%       (1.61)%        2.86%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................        0.81%         0.76%(2)      0.73%         0.72%         0.77%
Net investment income ..................................        7.13%(3)      8.78%(2)      9.28%         8.56%         7.94%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $29,701       $29,769       $13,318       $21,828       $15,130
Portfolio turnover rate ................................          82%          110%           40%           71%          130%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.
(3) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.10%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                          ---------------------------------------------------------------
                                                            2002          2001          2000          1999          1998
                                                          -------       -------       -------       -------       -------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .................    $  6.10       $  6.98       $  8.16       $  9.01       $  9.46
                                                          -------       -------       -------       -------       -------
Income (loss) from investment operations:
 Net investment income [+/+] .........................       0.38 (3)      0.53          0.67          0.68          0.68
 Net realized and unrealized loss ....................      (0.17)(3)     (0.90)        (1.22)        (0.87)        (0.46)
                                                          -------       -------       -------       -------       -------
Total income (loss) from investment operations .......       0.21         (0.37)        (0.55)        (0.19)         0.22
                                                          -------       -------       -------       -------       -------
Less dividends and distributions from:
 Net investment income ...............................      (0.34)        (0.30)        (0.58)        (0.58)        (0.65)
 Paid-in-capital .....................................      (0.01)        (0.21)        (0.05)        (0.08)        (0.02)
                                                          -------       -------       -------       -------       -------
Total dividends and distributions ....................      (0.35)        (0.51)        (0.63)        (0.66)        (0.67)
                                                          -------       -------       -------       -------       -------
Net asset value, end of period .......................    $  5.96       $  6.10       $  6.98       $  8.16       $  9.01
                                                          =======       =======       =======       =======       =======
TOTAL RETURN+ ........................................       3.73%        (5.37)%       (7.24)%       (2.14)%        2.23%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses .............................................       1.47%         1.41%(2)      1.38%         1.38%         1.38%
Net investment income ................................       6.47%(3)      8.13%(2)      8.63%         7.90%         7.33%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............   $355,329      $454,883      $565,493      $859,553    $1,024,021
Portfolio turnover rate ..............................         82%          110%           40%           71%          130%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.
(3) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.10%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                          -------------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                             -------       -------       -------       -------       -------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................    $  6.09       $  6.97       $  8.15       $  9.00       $  9.45
                                                             -------       -------       -------       -------       -------
Income (loss) from investment operations:
 Net investment income [+/+] ............................       0.38 (3)      0.53          0.67          0.68          0.68
 Net realized and unrealized loss .......................      (0.17)(3)     (0.90)        (1.22)        (0.87)        (0.46)
                                                             -------       -------       -------       -------       -------
Total income (loss) from investment operations. .........       0.21         (0.37)        (0.55)        (0.19)         0.22
                                                             -------       -------       -------       -------       -------
Less dividends and distributions from:
 Net investment income ..................................      (0.34)        (0.30)        (0.58)        (0.58)        (0.65)
 Paid-in-capital ........................................      (0.01)        (0.21)        (0.05)        (0.08)        (0.02)
                                                             -------       -------       -------       -------       -------
Total dividends and distributions .......................      (0.35)        (0.51)        (0.63)        (0.66)        (0.67)
                                                             -------       -------       -------       -------       -------
Net asset value, end of period ..........................    $  5.95       $  6.09       $  6.97       $  8.15       $  9.00
                                                             =======       =======       =======       =======       =======
TOTAL RETURN + ..........................................       3.74%        (5.38)%       (7.12)%       (2.25)%        2.26%

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ................................................       1.47%         1.35%(2)      1.38%         1.38%         1.38%
Net investment income ...................................       6.47%(3)      8.19%(2)      8.63%         7.90%         7.33%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .................    $12,524       $12,754       $14,313       $19,450       $15,659
Portfolio turnover rate .................................         82%          110%           40%           71%          130%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.
(3) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.10%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------
                                                               2002           2001          2000         1999        1998
                                                            -------       -------       -------       -------       -------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  6.11       $  6.99       $  8.15       $  9.00       $  9.45
                                                            -------       -------       -------       -------       -------
Income (loss) from investment operations:
 Net investment income [+/+] ...........................       0.41 (3)      0.56          0.72          0.76          0.76
 Net realized and unrealized loss ......................      (0.15)(3)     (0.87)        (1.19)        (0.88)        (0.46)
                                                            -------       -------       -------       -------       -------
Total income (loss) from investment operations .........       0.26         (0.31)        (0.47)        (0.12)         0.30
                                                            -------       -------       -------       -------       -------
Less dividends and distributions from:
 Net investment income .................................      (0.39)        (0.33)        (0.63)        (0.64)        (0.72)
 Paid-in-capital .......................................      (0.01)        (0.24)        (0.06)        (0.09)        (0.03)
                                                            -------       -------       -------       -------       -------
Total dividends and distributions ......................      (0.40)        (0.57)        (0.69)        (0.73)        (0.75)
                                                            -------       -------       -------       -------       -------
Net asset value, end of period .........................    $  5.97       $  6.11       $  6.99       $  8.15       $  9.00
                                                            =======       =======       =======       =======       =======
TOTAL RETURN + .........................................       4.61%        (4.56)%       (6.20)%       (1.42)%        3.21%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................       0.62%         0.56%(2)      0.53%         0.53%         0.53%
Net investment income ..................................       7.32%(3)      8.98%(2)      9.48%         8.75%         8.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $15,474       $ 7,049       $ 1,493       $ 1,046       $   740
Portfolio turnover rate ................................         82%          110%           40%           71%          130%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.
(3) Effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.10%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

MORGAN STANLEY DIVERSIFIED INCOME TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DIVERSIFIED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Diversified Income Trust (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Diversified Income Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 12, 2002

--------------------------------------------------------------------------------
                      2002 FEDERAL TAX NOTICE (UNAUDITED)

      Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2002, 3.42% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
--------------------------------------------------------------------------------

MORGAN STANLEY DIVERSIFIED INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                        Number of
                                          Term of                                     Portfolios in
                                        Office and                                         Fund
                           Position(s)   Length of                                        Complex
Name, Age and Address of    Held with      Time         Principal Occupation(s)          Overseen           Other Directorships
  Independent Trustee       Registrant    Served*         During Past 5 Years          by Trustee**           Held by Trustee
------------------------   -----------  ----------   ------------------------------   -------------   ------------------------------
Michael Bozic (61)           Trustee      Since      Retired; Director or Trustee          129        Director of Weirton Steel
c/o Mayer, Brown,                         April      of the Morgan Stanley Funds                      Corporation.
  Rowe & Maw                              1994       and the TCW/DW Term Trusts;
Counsel to the                                       formerly Vice Chairman of
  Independent Trustees                               Kmart Corporation (December
1675 Broadway                                        1998-October 2000), Chairman
New York, NY                                         and Chief Executive Officer of
                                                     Levitz Furniture Corporation
                                                     (November 1995-November 1998)
                                                     and President and Chief
                                                     Executive Officer of Hills
                                                     Department Stores (May
                                                     1991-July 1995); formerly
                                                     variously Chairman, Chief
                                                     Executive Officer, President
                                                     and Chief Operating Officer
                                                     (1987-1991) of the Sears
                                                     Merchandise Group of Sears,
                                                     Roebuck & Co.

Edwin J. Garn (70)           Trustee      Since      Director or Trustee of the            129        Director of Franklin Covey
c/o Summit Ventures LLC                   January    Morgan Stanley Funds and the                     (time management systems), BMW
1 Utah Center                             1993       TCW/DW Term Trusts; formerly                     Bank of North America, Inc.
201 S. Main Street                                   United States Senator (R-Utah)                   (industrial loan corporation),
Salt Lake City, UT                                   (1974-1992) and Chairman,                        United Space Alliance (joint
                                                     Senate Banking Committee                         venture between Lockheed
                                                     (1980-1986); formerly Mayor of                   Martin and the Boeing Company)
                                                     Salt Lake City, Utah                             and Nuskin Asia Pacific
                                                     (1971-1974); formerly                            (multilevel marketing); member
                                                     Astronaut, Space Shuttle                         of the board of various civic
                                                     Discovery (April 12-19, 1985);                   and charitable organizations.
                                                     Vice Chairman, Huntsman
                                                     Corporation (chemical
                                                     company); member of the Utah
                                                     Regional Advisory Board of
                                                     Pacific Corp.

Wayne E. Hedien (68)         Trustee      Since      Retired; Director or Trustee          129        Director of The PMI Group Inc.
c/o Mayer, Brown,                         September  of the Morgan Stanley Funds                      (private mortgage insurance);
  Rowe & Maw                              1997       and the TCW/DW Term Trusts;                      Trustee and Vice Chairman of
Counsel to the                                       formerly associated with the                     The Field Museum of Natural
  Independent Trustees                               Allstate Companies                               History; director of various
1675 Broadway                                        (1966-1994), most recently as                    other business and charitable
New York, NY                                         Chairman of The Allstate                         organizations.
                                                     Corporation (March
                                                     1993-December 1994) and
                                                     Chairman and Chief Executive
                                                     Officer of its wholly-owned
                                                     subsidiary, Allstate Insurance
                                                     Company (July 1989-December
                                                     1994).

MORGAN STANLEY DIVERSIFIED INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                        Number of
                                          Term of                                     Portfolios in
                                        Office and                                         Fund
                           Position(s)   Length of                                        Complex
Name, Age and Address of    Held with      Time         Principal Occupation(s)          Overseen           Other Directorships
  Independent Trustee       Registrant    Served*         During Past 5 Years          by Trustee**           Held by Trustee
------------------------   -----------  ----------   ------------------------------   -------------   ------------------------------
Dr. Manuel H.                Trustee      Since      Chairman of the Audit                 129        Director of NVR, Inc. (home
  Johnson (53)                            July       Committee and Director or                        construction); Chairman and
c/o Johnson Smick                         1991       Trustee of the Morgan Stanley                    Trustee of the Financial
  International, Inc.                                Funds and the TCW/DW Term                        Accounting Foundation
1133 Connecticut                                     Trusts; Senior Partner,                          (oversight organization of the
  Avenue, N.W.                                       Johnson Smick International,                     Financial Accounting Standards
Washington, D.C.                                     Inc., a consulting firm;                         Board).
                                                     Co-Chairman and a founder of
                                                     the Group of Seven Council
                                                     (G7C), an international
                                                     economic commission; formerly
                                                     Vice Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Michael E. Nugent (66)       Trustee      Since      Chairman of the Insurance             207        Director of various business
c/o Triumph Capital, L.P.                 July       Committee and Director or                        organizations.
237 Park Avenue                           1991       Trustee of the Morgan Stanley
New York, NY                                         Funds and the TCW/DW Term
                                                     Trusts; director/ trustee of
                                                     various investment companies
                                                     managed by Morgan Stanley
                                                     Investment Management Inc. and
                                                     Morgan Stanley Investments LP
                                                     (since July 2001); General
                                                     Partner, Triumph Capital,
                                                     L.P., a private investment
                                                     partnership; formerly Vice
                                                     President, Bankers Trust
                                                     Company and BT Capital
                                                     Corporation (1984-1988).

MORGAN STANLEY DIVERSIFIED INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:

                                                                                        Number of
                                          Term of                                     Portfolios in
                                        Office and                                         Fund
                           Position(s)   Length of                                        Complex
Name, Age and Address of    Held with      Time         Principal Occupation(s)          Overseen           Other Directorships
  Independent Trustee       Registrant    Served*         During Past 5 Years          by Trustee**           Held by Trustee
------------------------   -----------  ----------   ------------------------------   -------------   ------------------------------
Charles A. Fiumefreddo     Chairman       Since      Chairman and Director or              129        None
  (69)                     and Trustee    July       Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                  1991       Funds and the TCW/DW Term
Harborside Financial                                 Trusts; formerly Chairman,
Center, Plaza Two,                                   Chief Executive Officer and
Jersey City, NJ                                      Director of the Investment
                                                     Manager, the Distributor and
                                                     Morgan Stanley Services,
                                                     Executive Vice President and
                                                     Director of Morgan Stanley DW,
                                                     Chairman and Director of the
                                                     Transfer Agent, and Director
                                                     and/or officer of various
                                                     Morgan Stanley subsidiaries
                                                     (until June 1998) and Chief
                                                     Executive Officer of the
                                                     Morgan Stanley Funds and the
                                                     TCW/DW Term Trusts (until
                                                     September 2002).

James F. Higgins (54)      Trustee        Since      Senior Advisor of Morgan              129        None
c/o Morgan Stanley Trust                  June       Stanley (since August 2000);
Harborside Financial                      2000       Director of the Distributor
Center, Plaza Two,                                   and Dean Witter Realty Inc.;
Jersey City, NJ                                      Director or Trustee of the
                                                     Morgan Stanley Funds and the
                                                     TCW/DW Term Trusts (since June
                                                     2000); previously President
                                                     and Chief Operating Officer of
                                                     the Private Client Group of
                                                     Morgan Stanley (May
                                                     1999-August 2000), President
                                                     and Chief Operating Officer of
                                                     Individual Securities of
                                                     Morgan Stanley (February
                                                     1997-May 1999).

Philip J. Purcell (59)     Trustee        Since      Director or Trustee of the            129        Director of American Airlines,
1585 Broadway                             April      Morgan Stanley Funds and the                     Inc. and its parent company,
New York, NY                              1994       TCW/DW Term Trusts; Chairman                     AMR Corporation.
                                                     of the Board of Directors and
                                                     Chief Executive Officer of
                                                     Morgan Stanley and Morgan
                                                     Stanley DW; Director of the
                                                     Distributor; Chairman of the
                                                     Board of Directors and Chief
                                                     Executive Officer of Novus
                                                     Credit Services Inc.; Director
                                                     and/or officer of various
                                                     Morgan Stanley subsidiaries.

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY DIVERSIFIED INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*               Principal Occupation(s) During Past 5 Years
----------------------------- ------------------- -----------------  ---------------------------------------------------------------
Mitchell M. Merin (49)        President and       President since    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and       Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive    Director (since April 1997) and Chief Executive Officer (since
                                                  Officer since      June 1998) of the Investment Manager and Morgan Stanley
                                                  September 2002     Services; Chairman, Chief Executive Officer and Director of the
                                                                     Distributor (since June 1998); Chairman (since June 1998) and
                                                                     Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May
                                                                     1999) and Chief Executive Officer (since September 2002) of the
                                                                     Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                     Van Kampen investment companies (since December 1999);
                                                                     previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice President of the
                                                                     Morgan Stanley Funds (May 1997-April 1999), and Executive Vice
                                                                     President of Morgan Stanley.

Barry Fink (47)               Vice President,     Since              General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and       February 1997      December 2000) of Morgan Stanley Investment Management;
New York, NY                  General Counsel                        Managing Director (since December 2000), and Secretary and
                                                                     General Counsel (since February 1997) and Director (since July
                                                                     1998) of the Investment Manager and Morgan Stanley Services;
                                                                     Assistant Secretary of Morgan Stanley DW; Vice President,
                                                                     Secretary and General Counsel of the Morgan Stanley Funds and
                                                                     TCW/DW Term Trusts (since February 1997); Vice President and
                                                                     Secretary of the Distributor; previously, Senior Vice
                                                                     President, Assistant Secretary and Assistant General Counsel of
                                                                     the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Since              First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                          April 1989         Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                         of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since              Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       October 1998       (since February 1999) of the Investment Manager and Morgan
New York, NY                                                         Stanley Services and Chief Executive Officer and Director of
                                                                     the Transfer Agent; previously Managing Director of the TCW
                                                                     Group Inc.

Joseph J. McAlinden (59)      Vice President      Since              Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                       July 1995          Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                         and Morgan Stanley Investments LP; Director of the Transfer
                                                                     Agent; Chief Investment Officer of the Van Kampen Funds.


Francis Smith (37)            Vice President      Since              Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September 2002     Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer                      2002); Executive Director of the Investment Manager and Morgan
Plaza Two,                                                           Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                      President of the Investment Manager and Morgan Stanley Services
                                                                     (August 2000-November 2001), Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                     Associate-Fund Administration at BlackRock Financial Management
                                                                     (July 1996-December 1997).

MORGAN STANLEY DIVERSIFIED INCOME TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                Term of
                                               Office and
                              Position(s)      Length of
 Name, Age and Address of      Held with          Time
     Executive Officer        Registrant        Served*                    Principal Occupation(s) During Past 5 Years
-------------------------- ---------------- ---------------  -----------------------------------------------------------------------
W. David Armstrong (44)    Vice President   Since            Managing Director and Portfolio Manager of the Investment Manager and
One Tower Bridge                            December 2000    its investment management affiliates (since 1998); previously a Senior
West Conshohocken, PA                                        Vice President at Lehman Brothers (1995-1998).

Stephen F. Esser (38)      Vice President   Since            Managing Director and Portfolio Manager of the Investment Manager and
One Tower Bridge                            December 2000    its investment management affiliates for over 5 years.
West Conshohocken, PA

Paul F. O'Brien (46)       Vice President   Since            Executive Director of the Investment Manager and its investment
One Tower Bridge                            December 2000    management affiliates for over 5 years.
West Conshohocken, PA

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, it fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc.
member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]





                                                           [MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
DIVERSIFIED
INCOME TRUST


ANNUAL REPORT
October 31, 2002

-------------------------------------------------------------------------------



37937RPT-9152K02-AP-11/02